Transactions and balances with related parties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of compensation paid or payable to key management	The compensation paid or payable to key management for employee services is shown below:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Short-term employee benefits	3,332	3,528	3,636
Other benefits	114	40	78
Share-based compensation	1,858	2,070	1,392
Total	5,304	5,638	5,106